Stock-based Compensation (Employee PSUs) (Details) - Performance Share Unit Plan [Member] - Employee [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	560,880
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	519,789
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	220,075
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	30,596
Ending Balance | shares	829,998
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 37.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	44.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	30.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	43.66
Ending Balance | $ / shares	$ 43.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Beginning Balance | $	$ 25.5
Ending Balance | $	$ 41.1